Assets pledged as collateral_Securities(Details) - Securities - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Fair Values Of Collateral Available To Sell Or Repledge And Collateral Sold Or Repledged Line Items [Line Items]
Fair value of collateral held	₩ 3,547,179	₩ 2,677,878
Fair value of collateral sold or repledged	0	0
Total	₩ 3,547,179	₩ 2,677,878